Borrowings - Summary of Loans (Detail) $ in Millions	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 27, 2011 SGD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	$ 24,476,535	$ 29,656,133
Total borrowings	37,858,894	37,404,964
Not Later Than One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	13,382,359	7,748,831
Later Than One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	24,476,535	29,656,133
Loan from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	11,952,656	11,855,579	$ 10
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	$ 25,906,238	$ 25,549,385